INCOME TAXES - Income Tax Recognized (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Components of income tax expense
Current tax expense	$ 1,570	$ 1,316
Income tax expense	$ 1,570	$ 1,316